SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (Details) - USD ($)	3 Months Ended
	Dec. 31, 2020	Dec. 07, 2020
Offering Costs [Abstract]
Deferred offering costs	$ 17,017,977	$ 17,017,977
Offering costs charged to shareholders' equity	16,511,195
Offering costs expensed during period	$ 506,782